Other Operating Income and Expense - Operating Income (Table) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Comprehensive income [abstract]
Gain from insurance claims	[1]	$ 761	$ 1,203	$ 4,852
Gain from provisions		36	0	0
Other income		278	262	269
Total		$ 1,075	$ 1,465	$ 5,121

[1]	For the year ended December 31, 2020, includes $4,102 related to settlement regarding a storage and transshipment contract in the Grain Port Terminal (Note 25).